Income tax and social contribution - Summary of Reconciliation of Income tax expense to Profit (Loss) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Temporary differences [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	R$ 0
Increase (decrease) in deferred tax liability (asset)	0
Balances at the end of the period	0
Fair value of TAP Bond
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(26,132)
Increase (decrease) in deferred tax liability (asset)	(5,417)
Balances at the end of the period	(31,549)
Financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(121,960)
Increase (decrease) in deferred tax liability (asset)	26,752
Balances at the end of the period	(95,208)
Deferred revenue TudoAzul Program
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(117,540)
Increase (decrease) in deferred tax liability (asset)	(21,084)
Balances at the end of the period	(138,624)
Depreciation of aircraft and engines
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	(53,182)
Increase (decrease) in deferred tax liability (asset)	53,182
Balances at the end of the period	0
Temporary differences assets(*)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	318,814
Increase (decrease) in deferred tax liability (asset)	(52,917)
Balances at the end of the period	265,897
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balances at the beginning of the period	0
Increase (decrease) in deferred tax liability (asset)	(516)
Balances at the end of the period	R$ (516)